Columbia Variable Portfolio – Commodity Strategy Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 17.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	21,204	21,401
Series 2024-2PL Class A
10/27/2031	5.070%	175,326	176,372
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	32,669	33,169
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	52,805	52,975
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	168,227	168,445
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	290,991	294,331
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	250,000	251,975
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	30,778	30,881
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	67,024	67,177
Carvana Auto Receivables Trust(a)
Series 2024-N3 Class A2
12/10/2027	4.840%	188,511	188,686
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	111,052	111,075
Series 2025-P3 Class A1
10/12/2026	4.171%	325,000	325,134
CNH Equipment Trust
Series 2024-A Class A2
07/15/2027	5.190%	38,812	38,827
Series 2024-C Class A2A
02/18/2028	4.300%	204,588	204,711
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	100,000	100,647
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	332,458	334,504
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	219,892	217,783
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	309,983	310,748
Series 2024-A Class A4
06/15/2027	5.050%	225,000	226,510
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	250,000	243,144
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	122,968	123,057
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	475,000	477,252
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	90,363	90,549
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	155,782	157,682
GM Financial Automobile Leasing Trust
Series 2024-1 Class A3
03/22/2027	5.090%	101,929	102,250
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	500,000	504,347
Series 2024-1A Class A1
03/15/2029	5.130%	625,000	634,719
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	76,326	76,851
Series 2025-1A Class A2
03/25/2060	5.120%	190,653	191,278
Series 2025-2 Class A2
06/25/2060	4.930%	99,776	100,035
Harley-Davidson Motorcycle Trust
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	41,248	41,269
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	79,754	79,861

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	509,820	511,378
Series 2024-C Class A3
04/17/2028	4.620%	425,000	427,884
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	50,000	50,210
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	211,037	210,773
Kubota Credit Owner Trust(a)
Series 2024-2A Class A3
11/15/2028	5.260%	500,000	509,346
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	137,969	138,252
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	208,080	211,203
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	275,000	276,758
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	475,000	477,001
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	850,000	860,984
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	76,204	76,278
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	173,826	174,689
Series 2024-5 Class A
10/15/2031	6.278%	53,152	53,559
Series 2025-1 Class A2
07/15/2032	5.156%	67,284	67,833
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	180,246	182,249
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	197,816	200,488
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	79,955	80,710
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2 Class A
08/15/2031	6.319%	143,612	145,037
Series 2024-3 Class A
10/15/2031	6.258%	196,202	197,227
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	145,228	146,401
Series 2024-2A Class A2
04/20/2027	4.740%	166,959	167,299
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	2,660	2,661
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	247,951	248,472
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	17,734	17,760
Series 2024-2A Class A
07/15/2031	5.880%	255,337	256,089
Series 2025-2A Class A
08/18/2032	4.930%	156,759	157,381
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	100,000	100,587
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	48,404	48,835
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	54,667	54,688
SBNA Auto Lease Trust(a)
Series 2024-C Class A2
11/20/2026	4.940%	71,121	71,154
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	107,702	108,436
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	281,226	282,667
Series 2025-2 Class A
06/25/2034	4.820%	79,747	80,170
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	155,394	155,723
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	237,672	238,244
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	30,131	30,181
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	70,873	71,082
Series 2025-3 Class A2
09/20/2035	4.600%	175,000	174,951
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	900,000	908,052
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	300,557	301,313
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	182,213	182,671
Series 2025-P1 Class A1
06/15/2026	4.583%	187,688	187,837
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	114,894	114,597
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	620,000	622,446
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	250,000	253,633
Total Asset-Backed Securities — Non-Agency (Cost $15,762,629)			15,812,834

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	237,016	234,608
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	173,183	172,203
Series 2017-CD6 Class ASB
11/13/2050	3.332%	200,614	199,041
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	150,249	149,349
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	275,000	271,692
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.322%	625,000	623,675
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2016-GS3 Class AAB
10/10/2049	2.777%	85,631	85,298
Series 2016-GS4 Class A3
11/10/2049	3.178%	151,433	149,757
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class ASB
03/15/2050	3.549%	145,130	144,134
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31 Class ASB
11/15/2049	2.952%	28,099	28,023
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	492,973	488,765
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	47,437	46,928
Series 2018-C45 Class ASB
06/15/2051	4.147%	134,202	134,396
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,704,126)			2,727,869

Corporate Bonds & Notes 23.7%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2027	5.000%	250,000	253,034
Boeing Co. (The)
02/01/2027	2.700%	240,000	235,250
L3Harris Technologies, Inc.
12/15/2026	3.850%	225,000	224,358
Raytheon Technologies Corp.
03/15/2027	3.500%	225,000	223,231
Total			935,873
Automotive 0.3%
Toyota Motor Credit Corp.(c)
SOFR + 0.710% 05/14/2027	4.840%	235,000	236,019
Banking 6.4%
Bank of America Corp.(c)
SOFR + 1.350% 09/15/2027	5.480%	460,000	463,569
Bank of Montreal(d)
09/10/2027	4.567%	225,000	225,760
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.810%	235,000	235,092

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.890%	240,000	240,076
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	240,000	240,439
Citigroup, Inc.(d)
06/09/2027	1.462%	400,000	392,380
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.750%	285,000	285,785
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	400,000	404,703
HSBC Holdings PLC(d)
03/13/2028	4.041%	260,000	259,228
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	450,000	459,896
Morgan Stanley(d)
07/20/2027	1.512%	425,000	415,885
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	250,000	251,635
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.920%	235,000	235,562
State Street Corp.(d)
04/24/2028	4.543%	210,000	211,760
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.750%	200,000	200,555
Truist Financial Corp.(d)
03/02/2027	1.267%	240,000	236,997
UBS Group AG(a),(d)
01/30/2027	1.364%	275,000	272,233
US Bank NA(c)
SOFR + 0.910% 05/15/2028	5.040%	250,000	251,086
Wells Fargo & Co.(d)
01/24/2028	4.900%	375,000	378,449
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.590%	225,000	225,253
Total			5,886,343
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	250,000	248,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
01/15/2027	2.350%	240,000	235,268
Total			484,056
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	250,000	249,976
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.510%	225,000	224,988
John Deere Capital Corp.
03/06/2026	4.950%	225,000	225,754
Total			450,742
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	240,833
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	250,000	248,652
Total			489,485
Electric 2.4%
CenterPoint Energy, Inc.
06/01/2026	1.450%	235,000	230,640
Dominion Energy, Inc.
04/15/2026	1.450%	235,000	231,494
DTE Energy Co.
10/01/2026	2.850%	230,000	227,128
Duke Energy Corp.
08/15/2027	3.150%	225,000	221,395
Eversource Energy
03/01/2027	2.900%	200,000	196,421
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	4.410%	225,000	224,796
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	225,000	227,500
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	175,000	181,176
WEC Energy Group, Inc.
01/15/2028	4.750%	200,000	202,827
Xcel Energy, Inc.
12/01/2026	3.350%	225,000	222,795
Total			2,166,172
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Bacardi Ltd.(a)
07/15/2026	2.750%	102,000	100,626
05/15/2028	4.700%	100,000	100,776
Campbell Soup Co.
03/20/2026	5.300%	225,000	225,828
Diageo Capital PLC
10/05/2026	5.375%	200,000	202,574
Kraft Heinz Foods Co.
05/15/2027	3.875%	235,000	234,049
Mars, Inc.(a)
03/01/2027	4.450%	200,000	201,376
Mondelez International, Inc.
03/17/2027	2.625%	200,000	195,937
Tyson Foods, Inc.
06/02/2027	3.550%	240,000	237,641
Total			1,498,807
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	235,000	233,440
Cigna Corp.
03/01/2027	3.400%	150,000	148,602
CVS Health Corp.
03/25/2028	4.300%	240,000	240,147
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	247,414
HCA, Inc.
03/15/2027	3.125%	235,000	231,730
Total			1,101,333
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	227,000	224,417
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	4.630%	250,000	250,282
Total			474,699
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	230,000	232,579
Pioneer Natural Resources Co.
03/29/2026	5.100%	200,000	201,038
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
03/15/2028	3.700%	200,000	196,778
Total			630,395
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	235,000	232,182
Life Insurance 1.0%
Corebridge Global Funding(a)
06/24/2026	5.350%	225,000	226,783
Met Tower Global Funding(a)
06/20/2026	5.400%	250,000	252,200
Pricoa Global Funding I(a)
08/28/2026	5.550%	225,000	228,071
Principal Life Global Funding II(a)
11/17/2026	1.500%	250,000	242,957
Total			950,011
Midstream 1.6%
Enbridge, Inc.
11/15/2026	5.900%	205,000	208,698
Energy Transfer Partners LP
01/15/2026	4.750%	230,000	230,059
Enterprise Products Operating LLC
01/10/2026	5.050%	225,000	225,414
Kinder Morgan, Inc.
11/15/2026	1.750%	110,000	107,142
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	225,000	225,378
Western Gas Partners LP
07/01/2026	4.650%	225,000	225,232
Williams Companies, Inc. (The)
06/15/2027	3.750%	235,000	233,471
Total			1,455,394
Natural Gas 0.3%
NiSource, Inc.
03/30/2028	5.250%	225,000	230,786
Pharmaceuticals 1.2%
AbbVie, Inc.
03/15/2027	4.800%	225,000	227,616
Amgen, Inc.
02/21/2027	2.200%	150,000	146,354
AstraZeneca PLC
11/16/2025	3.375%	175,000	174,771

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/20/2026	4.950%	190,000	190,505
Gilead Sciences, Inc.
03/01/2026	3.650%	200,000	199,712
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	200,000	200,393
Total			1,139,351
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	225,000	223,854
Loews Corp.
04/01/2026	3.750%	225,000	224,424
Total			448,278
Railroads 0.4%
Norfolk Southern Corp.
06/15/2026	2.900%	150,000	148,666
Union Pacific Corp.
02/05/2027	2.150%	175,000	170,945
Total			319,611
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	225,000	226,834
Technology 1.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	240,000	237,289
NXP BV/Funding LLC
03/01/2026	5.350%	225,000	225,315
Oracle Corp.
11/15/2027	3.250%	225,000	221,096
Synopsys, Inc.
04/01/2027	4.550%	225,000	226,442
Total			910,142
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	285,000	288,530
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	235,000	232,751
T-Mobile US, Inc.
04/15/2027	3.750%	225,000	223,676
Total			456,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	240,000	237,213
Verizon Communications, Inc.
03/16/2027	4.125%	235,000	235,221
Total			472,434
Total Corporate Bonds & Notes (Cost $21,584,238)			21,733,880

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	240,000	237,463
Province of Quebec
04/20/2026	2.500%	240,000	238,042
Total			475,505
Total Foreign Government Obligations (Cost $474,375)			475,505

Residential Mortgage-Backed Securities - Non-Agency 5.4%

A&D Mortgage Trust(a),(d)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	400,255	401,125
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.256%	48,918	49,091
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	350,000	351,015
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.545%	262,042	262,041
PRET LLC(a),(d)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	212,424	212,463
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	204,125	204,230
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	252,432	252,703
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	281,575	281,799
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	92,420	92,925
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	146,716	147,084
CMO Series 2025-NPL8 Class A1
08/25/2055	5.746%	290,575	291,463
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	613,441	613,518
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	102,461	102,474
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	284,215	284,365
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	107,965	108,242
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	251,628	253,944
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	233,955	228,046
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	160,847	162,371
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	654,967	662,421
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,951,373)			4,961,320

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
11/06/2025	4.100%	475,000	473,036
Total Treasury Bills (Cost $473,089)			473,036

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	250,000	249,852
Federal National Mortgage Association
11/07/2025	0.500%	225,000	224,129
Total U.S. Government & Agency Obligations (Cost $474,090)			473,981

Money Market Funds 35.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(f),(g)	32,927,457	32,917,579
Total Money Market Funds (Cost $32,914,604)		32,917,579
Total Investments in Securities (Cost: $79,338,524)		79,576,004
Other Assets & Liabilities, Net		12,337,546
Net Assets		91,913,550
At September 30, 2025, securities and/or cash totaling $6,422,387 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	18	11/2025	USD	1,181,160	59,593	—
Brent Crude	2	11/2025	USD	131,240	—	(811)
Brent Crude	19	01/2026	USD	1,237,660	36,013	—
Brent Crude	38	03/2026	USD	2,470,760	—	(29,604)
Brent Crude	19	05/2026	USD	1,233,860	—	(11,811)
Cocoa	19	12/2025	USD	1,282,310	—	(195,655)
Coffee	4	12/2025	USD	562,275	96,974	—
Coffee	9	03/2026	USD	1,211,456	130,888	—
Coffee	10	05/2026	USD	1,302,938	120,193	—
Copper	2	12/2025	USD	242,825	28,204	—
Copper	18	03/2026	USD	2,214,000	54,457	—

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	17	05/2026	USD	2,105,450	137,448	—
Corn	20	12/2025	USD	415,500	6,070	—
Corn	19	12/2025	USD	394,725	—	(26,265)
Corn	24	03/2026	USD	518,400	2,598	—
Corn	59	03/2026	USD	1,274,400	—	(15,397)
Corn	50	05/2026	USD	1,104,375	25,137	—
Corn	31	05/2026	USD	684,713	—	(640)
Cotton	12	12/2025	USD	394,620	—	(8,900)
Cotton	16	03/2026	USD	540,560	—	(10,569)
Cotton	16	05/2026	USD	550,880	—	(5,405)
Feeder Cattle	2	01/2026	USD	353,050	9,048	—
Gas Oil	14	11/2025	USD	961,800	54,871	—
Gas Oil	8	01/2026	USD	531,800	57,638	—
Gas Oil	8	03/2026	USD	522,400	23,988	—
Gas Oil	16	05/2026	USD	1,026,400	13,478	—
Gold 100 oz.	7	12/2025	USD	2,711,240	753,056	—
Gold 100 oz.	9	02/2026	USD	3,514,140	141,151	—
Gold 100 oz.	19	04/2026	USD	7,470,990	924,002	—
Gold 100 oz.	9	06/2026	USD	3,563,550	182,431	—
Hard Red Winter Wheat	16	12/2025	USD	398,200	—	(49,331)
Hard Red Winter Wheat	22	03/2026	USD	570,625	—	(39,569)
Hard Red Winter Wheat	22	05/2026	USD	587,125	—	(18,635)
Lead	14	11/2025	USD	689,917	—	(12,746)
Lead	3	01/2026	USD	149,669	5,385	—
Lead	3	03/2026	USD	151,319	—	(916)
Lead	6	05/2026	USD	304,662	—	(2,188)
Lean Hogs	25	12/2025	USD	887,250	78,756	—
Lean Hogs	10	02/2026	USD	361,200	33,406	—
Lean Hogs	19	04/2026	USD	705,660	28,589	—
Lean Hogs	1	06/2026	USD	41,020	112	—
Lean Hogs	7	06/2026	USD	287,140	—	(521)
Live Cattle	6	12/2025	USD	563,460	103,494	—
Live Cattle	8	02/2026	USD	758,960	94,307	—
Live Cattle	16	04/2026	USD	1,524,160	84,719	—
Live Cattle	8	06/2026	USD	740,960	11,449	—
Natural Gas	51	10/2025	USD	1,684,530	—	(281,326)
Natural Gas	1	12/2025	USD	41,770	557	—
Natural Gas	34	12/2025	USD	1,420,180	—	(176,985)
Natural Gas	40	02/2026	USD	1,449,200	—	(110,207)
Natural Gas	82	04/2026	USD	2,884,760	9,252	—
Nickel	2	11/2025	USD	181,854	—	(8,543)
Nickel	5	01/2026	USD	458,476	11,510	—
Nickel	5	03/2026	USD	461,716	—	(2,010)
Nickel	9	05/2026	USD	837,407	—	(3,468)
NY Harbor ULSD Heat Oil	9	10/2025	USD	878,510	39,620	—
NY Harbor ULSD Heat Oil	4	12/2025	USD	383,578	43,404	—
NY Harbor ULSD Heat Oil	4	02/2026	USD	376,975	21,709	—
NY Harbor ULSD Heat Oil	9	04/2026	USD	828,765	4,329	—
Primary Aluminum	7	11/2025	USD	469,205	7,637	—
Primary Aluminum	11	01/2026	USD	737,968	76,336	—
Primary Aluminum	12	03/2026	USD	807,228	44,861	—
Primary Aluminum	23	05/2026	USD	1,552,724	27,989	—
RBOB Gasoline	13	10/2025	USD	1,049,576	34,162	—
RBOB Gasoline	5	12/2025	USD	388,752	25,907	—
RBOB Gasoline	4	02/2026	USD	314,698	7,223	—
RBOB Gasoline	1	02/2026	USD	78,674	—	(856)
RBOB Gasoline	8	04/2026	USD	694,008	3,819	—
Silver	4	12/2025	USD	932,800	309,951	—
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Silver	10	03/2026	USD	2,360,000	485,942	—
Silver	10	05/2026	USD	2,378,400	366,972	—
Soybean	24	11/2025	USD	1,202,100	—	(19,143)
Soybean	17	01/2026	USD	867,213	12,937	—
Soybean	4	01/2026	USD	204,050	—	(6,655)
Soybean	20	03/2026	USD	1,035,750	—	(2,704)
Soybean	40	05/2026	USD	2,099,500	—	(37,577)
Soybean Meal	51	12/2025	USD	1,393,830	—	(117,373)
Soybean Meal	20	01/2026	USD	555,800	—	(40,546)
Soybean Meal	19	03/2026	USD	541,880	—	(15,091)
Soybean Meal	38	05/2026	USD	1,108,460	—	(39,177)
Soybean Oil	32	12/2025	USD	950,208	58,352	—
Soybean Oil	20	01/2026	USD	598,080	48,703	—
Soybean Oil	4	01/2026	USD	119,616	—	(5,901)
Soybean Oil	22	03/2026	USD	663,300	21,928	—
Soybean Oil	2	03/2026	USD	60,300	—	(1,527)
Soybean Oil	47	05/2026	USD	1,422,972	—	(57,209)
Sugar #11	37	02/2026	USD	687,904	—	(18,389)
Sugar #11	100	04/2026	USD	1,807,680	—	(28,971)
Wheat	13	12/2025	USD	330,200	—	(31,259)
Wheat	35	03/2026	USD	922,250	—	(65,583)
Wheat	35	05/2026	USD	944,125	—	(22,063)
WTI Crude	18	10/2025	USD	1,122,660	7,383	—
WTI Crude	4	10/2025	USD	249,480	—	(5)
WTI Crude	17	12/2025	USD	1,048,560	60,387	—
WTI Crude	17	02/2026	USD	1,043,120	—	(8,923)
WTI Crude	35	04/2026	USD	2,144,100	—	(15,577)
Zinc	33	11/2025	USD	2,455,456	103,895	—
Zinc	6	01/2026	USD	444,131	43,129	—
Zinc	6	03/2026	USD	442,331	31,809	—
Zinc	11	05/2026	USD	808,332	20,517	—
Total					5,227,675	(1,546,031)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(49)	12/2025	USD	(10,211,523)	1,035	—
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $19,335,852, which represents 21.04% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	30,644,302	47,809,187	(45,534,061)	(1,849)	32,917,579	(736)	1,017,990	32,927,457
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

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